Financial Instruments and Capital and Risk Management - Summary of Valuation Techniques and Significant Unobservable Inputs (Detail) - Boa Vista Servicos S.A [member]	7 Months Ended
Aug. 07, 2023
Assets held for sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Inter relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: - the expected NOR was higher (lower); or - the risk-adjusted discount rate was lower (higher).
Contingent consideration [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Inter relationship between significant unobservable inputs and fair value measurement,Liabilities	The estimated fair value would increase (decrease) if: - the expected adjusted net revenue was higher (lower); or - the risk-adjusted discount rate was lower (higher).
Liabilities Held For Sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Inter relationship between significant unobservable inputs and fair value measurement,Liabilities	The estimated fair value would increase (decrease) if: - the expected NOR was higher (lower); or - the risk-adjusted discount rate was lower (higher).
Expected Adjusted Net Revenue And Risk Adjusted Discounted Rate [member] | Contingent consideration [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Significant unobservable inputs,Liabilities	Expected adjusted net revenue and Risk-adjusted discount rate
Expected NOR And Risk Adjusted Discount Rate [member] | Assets held for sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Significant unobservable inputs	NOR and risk- adjusted discount rate
Expected NOR And Risk Adjusted Discount Rate [member] | Liabilities Held For Sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Significant unobservable inputs,Liabilities	NOR and risk- adjusted discount rate
Discounted cash flow [member] | Assets held for sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Valuation technique	Discounted cash flows: The discounted cash flow considers the present value of expected net cash flows to be generated, taking into consideration the projected growth rate of net operating revenue (NOR). The expected net cash flows are discounted using a risk-adjusted discount rate.
Discounted cash flow [member] | Contingent consideration [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Valuation technique,Liabilities	Discounted cash flows: The valuation model considers the value of the expected adjusted net revenue as defined in the SPA discounted using a risk-adjusted discount rate.
Discounted cash flow [member] | Liabilities Held For Sale [member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Measurement Of Assets And Liabilities [Line Items]
Valuation technique,Liabilities	Discounted cash flows: The discounted cash flow considers the present value of expected net cash flows to be generated, taking into consideration the projected growth rate of net operating revenue (NOR). The expected net cash flows are discounted using a risk-adjusted discount rate.